Leases (Details Narrative) - USD ($)	1 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Jul. 31, 2018	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating lease expense				$ 2,788,738		$ 3,297,042
Finance lease right of use asset amortization				124,000	$ 124,000	163,000	$ 140,000
Finance lease interest expense				228,000	232,000	445,000	316,000
Operating lease payments	$ 5,956		$ 807	836,000	338,000	564,000	327,000	$ 33,458
Finance lease cash payments				372,000	362,000	491,000	491,000
Operating lease liablity discount rate		8.00%						8.00%
Operating lease term	3 years	20 years						20 years
Lease payback construction cost		$ 4,000,000						$ 4,000,000
Lease agreement term description			five-year
Purchase of assets	$ 1		$ 1
Operating lease expense						$ 710,000	373,000
Equipment [Member]
Operating lease payments		$ 8,199
Operating lease term		5 years						5 years
Estimated useful lives of the finance lease assets						3 – 7 years
Animal Facilty [Member]
Estimated useful lives of the finance lease assets						40 years
Land [Member]
Estimated useful lives of the finance lease assets						Indefinite
Lab Space [Member]
Operating lease payments						$ 58,496
Lease termination description						This lease can be terminated with 30 days advance written notice.
Operating lease liablity discount rate						4.77%
Warehouse [Member]
Operating lease liablity discount rate						4.69%
Operating lease term						3 years
Lease cost						$ 28,716
Barn Space [Member]
Operating lease liablity discount rate						4.08%
Operating lease term						2 years
Lease cost						$ 678	$ 665
Research and Development Expense [Member]
Operating lease expense				$ 789,000	$ 491,000